Risk Management_Capital Ratio (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives policies and processes for managing capital [Abstract]
Minimum common equity tier one ratio	6.25%	5.38%
Minimum tier one ratio	7.75%	6.88%
Minimum total regulatory capital ratio	9.75%	8.88%
Summary of quantitative data about what entity manages as capital	the Group is required to meet the following new minimum requirements: 6.25% and 5.38%, a minimum Tier 1 ratio of 7.75% and 6.88% and a minimum total regulatory capital of 9.75% and 8.88% as of December 31, 2017 and 2016, respectively.	the Group is required to meet the following new minimum requirements: 6.25% and 5.38%, a minimum Tier 1 ratio of 7.75% and 6.88% and a minimum total regulatory capital of 9.75% and 8.88% as of December 31, 2017 and 2016, respectively.
Tier one risk based capital [Abstract]
Tier 1 capital	₩ 16,074,987	₩ 15,714,480
Other Tier 1 capital	3,041,664	3,275,496
Tier 2 capital	3,486,555	3,910,513
Total risk adjusted capital	22,603,206	22,900,489
Risk weighted assets for credit risk	134,767,711	138,018,500
Risk weighted assets for market risk	2,316,938	2,277,809
Risk weighted assets for operational risk	9,677,559	9,431,814
Total risk weighted assets	₩ 146,762,208	₩ 149,728,123
Common Equity Tier 1 ratio	10.95%	10.50%
Tier 1 capital ratio	13.03%	12.68%
Total capital ratio	15.40%	15.29%